Note 7 - Deferred Finance Charges (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Finance Charges [Abstract]
Deferred Finance Costs, Gross	$ 4,828,675	$ 3,081,644
Amortization of Financing Costs	$ 425,933	$ 412,138	$ 395,446